PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utility Assets	Transport Assets	Energy Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2016	$2,945	$2,150	$1,457	$6,552
Additions, net of disposals	399	76	89	564
Non-cash (disposals) additions	(31)	3	—	(28)
Acquisitions through business combinations(1)	—	242	825	1,067
Net foreign currency exchange differences	(418)	(109)	9	(518)
Balance at December 31, 2016	$2,895	$2,362	$2,380	$7,637
Additions, net of disposals	349	104	95	548
Non-cash disposals	—	—	(14)	(14)
Acquisitions through business combinations(1)	—	—	100	100
Net foreign currency exchange differences	227	191	68	486
Balance at December 31, 2017	$3,471	$2,657	$2,629	$8,757

Accumulated depreciation:
Balance at January 1, 2016	$(291)	$(418)	$(159)	$(868)
Depreciation expense	(128)	(127)	(99)	(354)
Non-cash disposals	—	4	—	4
Net foreign currency exchange differences	36	24	—	60
Balance at December 31, 2016	$(383)	$(517)	$(258)	$(1,158)
Depreciation expense	(118)	(147)	(117)	(382)
Disposals	19	21	—	40
Non-cash disposals	—	—	5	5
Net foreign currency exchange differences	(28)	(44)	(13)	(85)
Balance at December 31, 2017	$(510)	$(687)	$(383)	$(1,580)

Accumulated fair value adjustments:
Balance at January 1, 2016	$945	$777	$226	$1,948
Fair value adjustments	185	25	125	335
Net foreign currency exchange differences	(87)	(20)	1	(106)
Balance at December 31, 2016	$1,043	$782	$352	$2,177
Fair value adjustments	137	24	257	418
Net foreign currency exchange differences	78	67	20	165
Balance at December 31, 2017	$1,258	$873	$629	$2,760

Net book value:
December 31, 2017	$4,219	$2,843	$2,875	$9,937
December 31, 2016	$3,555	$2,627	$2,474	$8,656

(1)	See Note 5, Acquisition of Business for additional information.
The fair value of our partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2017 and 2016. Brookfield Infrastructure determined fair value under the income method. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets, categorized by segment.

	Dec. 31, 2017				Dec. 31, 2016
Segment	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 12%	7x to 21x	10 to 20 yrs	Discounted cash flow model	7% to 12%	7x to 18x	10 to 20 yrs
Transport	Discounted cash flow model	10% to 15%	9x to 14x	10 to 20 yrs	Discounted cash flow model	10% to 17%	8x to 14x	10 to 20 yrs
Energy	Discounted cash flow model	12% to 15%	8x to 13x	10 yrs	Discounted cash flow model	9% to 14%	10x to 12x	10 yrs

An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2017, Brookfield Infrastructure carried out an assessment of the fair value of its Utilities property, plant and equipment, resulting in a gain from revaluation of $137 million (2016: $185 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Key drivers behind the revaluation gain recorded include; growth in underlying cash flows at our U.K. regulated distribution business associated with new connections made during the year and a modest increase in our terminal value assumption commensurate with observable market valuations for regulated utility businesses in mature geographies.
At December 31, 2017, Brookfield Infrastructure carried out an assessment of the fair value of its Transport property, plant and equipment. A gain from revaluation of $24 million (2016: $25 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the Transport segment remain relatively consistent with the prior year. The reduction in the discount rate range was associated with successful de-risking activities executed during the first full year of ownership at our Australian ports operation.
At December 31, 2017, Brookfield Infrastructure carried out an assessment of the fair value of its Energy property, plant and equipment. A gain from revaluation of $257 million (2016: $125 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. The revaluation gain was primarily associated with growth in underlying cash flows at our North American district energy operations associated with new customer connections during the last 12 months and a more robust pipeline of growth opportunities underway in the business. The increase in discount rate and reduction in terminal value assumptions for the segment relate to our Australian district energy operation where we have updated the valuation assumptions in response to the inclusion of a higher level of organic growth projects that are in the early stages of development.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2017	Dec. 31, 2016
Utilities	$2,961	$2,512
Transport	1,970	1,845
Energy	2,246	2,122